CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,057,672)	$ (22,508,208)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	815,049	745,741
Amortization of debt discount	444,292	137,615
Stock-based compensation expense	1,460,290	525
Shares issue for service		837,473
Share issued for SEPA		187,500
Share issues for settlement of expense		133,750
Stock-based compensation to employees		35,000
ROU amortization on finance leases	76,626	121,457
ROU amortization on operating leases	81,259	172,974
Provision for inventory shrinkage	0	23,926
Provision for credit losses	1,340,462	187,633
Loss on impairment of intangible assets and goodwill	548,492	2,403,628
Investment write off	45,000
Gain on disposal of property and equipment	72,231	(843)
Loss on issuance of financial instruments	45,250
Loss on extinguishment of debt and vendor payable	3,010,366	1,645,443
Gain on extinguishment of debt and vendor payable	(2,763,363)	(2,257,638)
Change in fair value of convertible debt	2,146,284	1,707,747
Change in fair value of forward purchase agreement	971,000	8,254,390
Loss on reposessed vehicle	28,470
Bargain purchase gain	(2,121,079)
Loss on termination of lease	37,196
Income from sale of property and equipment	(23,500)
Day one gain on issuance of SEPA and convertible note		(134,886)
Gain on modification of forward purchase agreement		(1,572,236)
Change in fair value of derivative liabilities	365,158	187,428
Loss on modification of forward purchase agreement		385,000
Loss on modification of forward purchase agreement	111,355	59,723
Change in fair value of Section 3(a)(10) Settlement Agreement (Note 12)	721,829
Changes in operating assets and liabilities:
Accounts receivable	(2,527,305)	(767,292)
Contract asset	(97,160)	136,896
Inventory	(101,766)	(293,434)
Prepaid expenses and other current assets	(188,130)	139,452
Accounts payable	1,982,893	3,381,318
Accrued expenses	(1,257,359)	1,622,271
Operating lease liabilities	(78,954)	(146,307)
Working capital advances		(266,831)
Contingent liability	966,618
Contract liabilities	153,945	(518,348)
Net cash used in operating activities	(9,792,223)	(5,959,133)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(27,044)
Proceeds from the sale of property and equipment	30,546	13,000
Purchase of additional noncontrolling shares		(60,000)
Cash paid for capitalized software development costs	(162,204)	(186,103)
Cash acquired from acquisition of business, net of purchase price paid		152,482
Net cash used in investing activities	429,253	(107,665)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the business combination		35,770,959
Payment for reimbursement of consideration shares related to Forward Purchase Agreement payment		(36,727,814)
Reimbursement for Recycled Shares related to Forward Purchase Agreement		1,000,000
Proceeds from the issuance of debt	3,435,150	6,614,400
Proceeds from the issuance of convertible notes	8,762,250	4,940,000
Proceeds from Stock Subscription agreement	805,000
Proceeds from factoring receivable arrangements	735,647
Repayments on factoring receivable arrangements	(735,647)
Cash paid for debt issuance costs		(1,015,114)
Payments of deferred consideration	(675,729)
Repayments of debt	(2,518,306)	(2,262,401)
Repayments on convertible notes	(637,500)	(50,000)
Proceeds from premium financing obligations	325,875
Repayment of premium financing obligations	(326,040)
Advance from lender	250,000	1,057,275
Advance to Monterey Capital Acquisition Corporation		(1,933,695)
Proceeds from Forward Purchase agreement	500,000
Payment on finance leases	(92,971)	(107,068)
Net cash provided by financing activities	9,827,729	7,286,542
Effect of exchange rate changes on cash and cash equivalents	31,828	27,731
Net decrease in cash and cash equivalents	496,587	1,247,475
Cash and cash equivalents, beginning of the period	2,407,843	1,160,368
Cash and cash equivalents, end of the period	2,904,430	2,407,843
Supplemental disclosures of cash flow information:
Cash paid for interest	198,700	1,057,138
Cash paid for taxes	0
Supplemental disclosures of noncash financing information:
Right-of-asset, operating acquired		110,819
Derivative liabilities issued in connection with extinguishment of obligations to lenders and vendors through issuance of common stock		4,042,050
Conversion of convertible debt to common stock		3,779,223
Carrying value of debt exchanged in connection with acquisition of non-controlling shares		110,172
common stock issued as consideration to acquire a business		161,440
Vehicles acquired through issuance of debt		36,823
Debt extinguished through repossession of vehicle		22,839
Vendor obligation exchanged for debt instrument		119,000
Common stock issued for prepaid expenses		891,827
Unpaid purchase price of acquisition		170,000
Shares issues in connection with debt conversion agreement		7,461,573
Recapitalization of noncontrolling interests		$ 110,172
Accounts payable and debt extinguishment through the Section 3(a)(10) Settlement Agreement	8,908,077
Extinguishment of accounts payable through issuance of debt	250,021
Repossessed vehicle	84,992
Extinguishment of derivative liability	2,648,508
Removal of ROU asset and lease liability at lease termination	30,084
Reclassification of remaining obligation under terminated lease	59,037
Fair value of shares issued to settle Claim under Section 3(a)(10) Settlement Agreement	8,711,775
Fair value of shares issued to settle the share reset derivative liabilities	1,712,005
Fair value of shares issued to settle Claim under Section 3(a)(9) Settlement Agreement	12,261,138
Fair value of shares in connection with the conversion of SEPA convertible debt	1,099,054
Settlement of accounts payable through issuance of shares	207,000
Shares issued to vendor for prepaid expenses and accounts payable	82,975
Acquisition of proprietary technology	864,000
Promissory note in connection with Geo Impex acquisition	788,901
Deferred consideration for CER acquisition	874,268
Extinguishment of derivative liability through the recognition of a reinstated debt obligation amounting	2,648,508
Geo Impex
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired	1,796
Supplemental disclosures of noncash financing information:
Share issues	10,656,000
ATS and SESB
Supplemental disclosures of noncash financing information:
Share issues	3,199,478
CER
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired	$ 559,115